Note 18 - Restructuring Activities (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	9 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Note 18 - Restructuring Activities (Details) [Line Items]
Restructuring Reserve, Current			$ 1.6
Successor [Member]
Note 18 - Restructuring Activities (Details) [Line Items]
Restructuring	0.8	0.8	3.0
Predecessor [Member]
Note 18 - Restructuring Activities (Details) [Line Items]
Restructuring				$ 3.6	$ 0.3